Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 3,911	$ 4,903
Charter revenue resulting from varying charter rates	14,217	11,965
Unamortized balance of charters assumed	117	565
Total deferred revenue	18,245	17,433
Less current portion	(6,988)	(6,901)
Non-current portion	$ 11,257	$ 10,532